PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Aerospace & Defense 1.0%
Curtiss-Wright Corp.	1,526	$128,733
Kaman Corp.	2,488	98,674
		227,407
Banks 8.5%
Ameris Bancorp	7,339	215,033
Atlantic Union Bankshares Corp.	3,958	100,098
BankUnited, Inc.	9,494	239,723
Brookline Bancorp, Inc.	6,478	62,059
Byline Bancorp, Inc.	7,148	93,925
East West Bancorp, Inc.	6,573	239,783
Eastern Bankshares, Inc.*	6,061	72,429
Enterprise Financial Services Corp.	2,850	82,964
First Bancorp	7,490	180,434
First Foundation, Inc.	9,339	138,871
Pinnacle Financial Partners, Inc.	5,770	264,208
Seacoast Banking Corp. of Florida*	3,138	67,404
Wintrust Financial Corp.	4,522	222,618
		1,979,549
Biotechnology 6.1%
Agios Pharmaceuticals, Inc.*	1,705	68,319
Amicus Therapeutics, Inc.*	15,787	281,482
Apellis Pharmaceuticals, Inc.*	4,334	138,255
Constellation Pharmaceuticals, Inc.*	2,805	55,034
Emergent BioSolutions, Inc.*	2,474	222,586
Natera, Inc.*	5,279	355,065
Turning Point Therapeutics, Inc.*	1,784	164,467
Twist Bioscience Corp.*	1,659	127,146
		1,412,354
Building Products 1.2%
AZEK Co., Inc. (The)*	2,068	69,154
JELD-WEN Holding, Inc.*	9,783	205,736
		274,890
Capital Markets 5.0%
Assetmark Financial Holdings, Inc.*	3,737	79,038

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Brightsphere Investment Group, Inc.	17,722	$244,564
Focus Financial Partners, Inc. (Class A Stock)*	6,349	231,802
Hamilton Lane, Inc. (Class A Stock)	2,473	172,368
Houlihan Lokey, Inc.	3,449	216,252
Lazard Ltd. (Class A Stock)	2,685	90,404
Moelis & Co. (Class A Stock)	2,908	108,178
StepStone Group, Inc. (Class A Stock)*	778	20,002
		1,162,608
Chemicals 1.2%
Avient Corp.	9,159	284,570
Commercial Services & Supplies 1.0%
Harsco Corp.*	13,102	169,016
Healthcare Services Group, Inc.	2,754	63,011
		232,027
Construction & Engineering 2.7%
Great Lakes Dredge & Dock Corp.*	23,826	246,123
WillScot Mobile Mini Holdings Corp.*	20,813	386,705
		632,828
Construction Materials 1.4%
Summit Materials, Inc. (Class A Stock)*	17,954	317,606
Diversified Telecommunication Services 2.1%
Bandwidth, Inc. (Class A Stock)*(a)	3,113	499,185
Electric Utilities 0.9%
PNM Resources, Inc.	4,200	210,000
Electrical Equipment 0.3%
Array Technologies, Inc.*	1,673	61,650
Electronic Equipment, Instruments & Components 2.0%
Littelfuse, Inc.	1,538	304,432
nLight, Inc.*	7,380	156,751
		461,183

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 5.2%
Cousins Properties, Inc.	6,537	$166,563
Independence Realty Trust, Inc.	19,891	241,676
National Storage Affiliates Trust	7,570	256,547
Physicians Realty Trust	6,676	112,557
QTS Realty Trust, Inc. (Class A Stock)	5,642	347,040
Retail Opportunity Investments Corp.	8,807	85,692
		1,210,075
Food & Staples Retailing 3.0%
BJ’s Wholesale Club Holdings, Inc.*	6,253	239,427
Performance Food Group Co.*	10,959	368,332
Sprouts Farmers Market, Inc.*	4,937	94,050
		701,809
Food Products 3.5%
Adecoagro SA (Brazil)*	15,385	74,463
Darling Ingredients, Inc.*	7,313	314,459
Freshpet, Inc.*	1,988	227,626
Utz Brands, Inc.	6,853	116,227
Vital Farms, Inc.*	2,577	89,061
		821,836
Health Care Equipment & Supplies 4.3%
BioLife Solutions, Inc.*	1,531	43,955
Eargo, Inc.*	691	23,943
Integra LifeSciences Holdings Corp.*	2,055	90,625
Nevro Corp.*	1,936	288,871
Outset Medical, Inc.*	676	31,414
Silk Road Medical, Inc.*	4,408	267,125
Tandem Diabetes Care, Inc.*	2,259	246,231
		992,164
Health Care Providers & Services 1.8%
Acadia Healthcare Co., Inc.*	6,428	229,158
Covetrus, Inc.*	2,743	67,725
HealthEquity, Inc.*	2,198	113,175
		410,058

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology 2.9%
Accolade, Inc.*	2,793	$97,811
Inspire Medical Systems, Inc.*	1,829	218,438
Phreesia, Inc.*	7,486	276,757
Simulations Plus, Inc.	1,078	69,876
		662,882
Hotels, Restaurants & Leisure 3.2%
Jack in the Box, Inc.	3,751	300,305
Penn National Gaming, Inc.*(a)	2,771	149,579
Wingstop, Inc.	2,613	303,970
		753,854
Independent Power & Renewable Electricity Producers 1.6%
NextEra Energy Partners LP	6,066	380,945
Insurance 2.2%
Axis Capital Holdings Ltd.	2,706	115,519
Goosehead Insurance, Inc. (Class A Stock)(a)	2,141	262,358
Lemonade, Inc.*(a)	1,656	83,281
ProSight Global, Inc.*	4,341	51,354
		512,512
Internet & Direct Marketing Retail 0.3%
Stamps.com, Inc.*	280	62,507
IT Services 2.8%
Evo Payments, Inc. (Class A Stock)*	12,135	255,684
LiveRamp Holdings, Inc.*	3,064	202,500
Shift4 Payments, Inc. (Class A Stock)*	3,788	192,847
		651,031
Leisure Products 1.6%
Brunswick Corp.	5,167	329,190
YETI Holdings, Inc.*	946	46,808
		375,998

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 1.6%
NeoGenomics, Inc.*	4,684	$183,753
Syneos Health, Inc.*	3,408	180,897
		364,650
Machinery 4.1%
Enerpac Tool Group Corp.	6,558	116,929
Kennametal, Inc.	6,547	202,957
Mayville Engineering Co., Inc.*	9,631	85,812
Mueller Water Products, Inc. (Class A Stock)	6,566	68,024
Rexnord Corp.	10,797	346,368
Trinity Industries, Inc.	7,403	139,472
		959,562
Media 0.8%
Cardlytics, Inc.*	2,644	195,180
Metals & Mining 0.4%
Sandstorm Gold Ltd. (Canada)*	11,265	83,361
Oil, Gas & Consumable Fuels 0.6%
Parsley Energy, Inc. (Class A Stock)	7,105	71,121
PDC Energy, Inc.*	5,736	68,373
		139,494
Pharmaceuticals 2.4%
GW Pharmaceuticals PLC (United Kingdom), ADR*	995	89,560
Intersect ENT, Inc.*	8,166	126,573
Prestige Consumer Healthcare, Inc.*	4,213	139,155
Revance Therapeutics, Inc.*	8,088	209,318
		564,606
Professional Services 0.5%
Huron Consulting Group, Inc.*	3,236	122,515

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 2.7%
Saia, Inc.*	3,538	$522,421
TFI International, Inc. (Canada)	2,541	113,227
		635,648
Semiconductors & Semiconductor Equipment 6.3%
Allegro MicroSystems, Inc.*	2,175	39,803
Brooks Automation, Inc.	5,579	260,539
Inphi Corp.*	2,468	344,928
Lattice Semiconductor Corp.*	7,106	247,999
MaxLinear, Inc.*	8,024	212,155
SunPower Corp.*(a)	8,231	131,614
Tower Semiconductor Ltd. (Israel)*	10,485	221,233
		1,458,271
Software 6.7%
Blackline, Inc.*	1,226	119,756
CyberArk Software Ltd.*	1,083	107,379
Everbridge, Inc.*	2,040	213,568
Globant SA (Argentina)*	804	145,210
PagerDuty, Inc.*	3,287	89,078
Proofpoint, Inc.*	996	95,357
Q2 Holdings, Inc.*	3,888	354,741
Varonis Systems, Inc.*	3,004	347,172
Vertex, Inc. (Class A Stock)*	3,995	96,839
		1,569,100
Specialty Retail 3.9%
Boot Barn Holdings, Inc.*	2,697	86,358
Five Below, Inc.*	2,199	293,215
Monro, Inc.	1,921	80,797
National Vision Holdings, Inc.*	7,688	310,057
Vroom, Inc.*	3,530	145,083
		915,510
Textiles, Apparel & Luxury Goods 1.3%
Kontoor Brands, Inc.	9,014	296,561

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance 0.9%
WSFS Financial Corp.	6,507	$206,207
Trading Companies & Distributors 0.7%
Rush Enterprises, Inc. (Class A Stock)	4,607	165,115

Total Long-Term Investments (cost $18,677,698)		22,967,308

Short-Term Investments 3.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	325,482	325,482
PGIM Institutional Money Market Fund (cost $383,279; includes $383,105 of cash collateral for securities on loan)(b)(w)	383,787	383,672

Total Short-Term Investments (cost $708,761)		709,154

TOTAL INVESTMENTS 101.7% (cost $19,386,459)		23,676,462
Liabilities in excess of other assets (1.7)%		(398,964)

Net Assets 100.0%		$23,277,498

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $370,386; cash collateral of $383,105 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).